Financial instruments - Fair values and risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Total financial assets	€ 4,548.8	€ 5,081.4	€ 5,254.8
Current derivative assets	349.5	292.1	1,400.4
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	4,196.0	4,734.7	3,669.3
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	352.8	346.7	1,435.0
Fair value through Profit & Loss
Disclosure of financial assets [line items]
Total financial assets			150.5
Total fair value
Disclosure of financial assets [line items]
Total Fair Value	352.8	346.7	1,585.5
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	3,875.4	3,599.3	2,669.0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,875.4	3,599.3	2,669.0
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	237.8	1,056.2	934.1
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	237.8	1,056.2	934.1
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	6.4	19.5	22.7
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	6.4	19.5	22.7
Foriegn currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	147.2	279.4	474.1
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	147.2	279.4	474.1
Foriegn currency forward contracts | Total fair value
Disclosure of financial assets [line items]
Total Fair Value	147.2	279.4	474.1
Jet fuel and carbon derivative contracts
Disclosure of financial assets [line items]
Total financial assets	205.6	49.6	956.3
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	205.6	49.6	956.3
Jet fuel and carbon derivative contracts | Total fair value
Disclosure of financial assets [line items]
Total Fair Value	205.6	49.6	956.3
Jet fuel options
Disclosure of financial assets [line items]
Total financial assets		14.1	150.5
Jet fuel options | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		14.1
Jet fuel options | Fair value through Profit & Loss
Disclosure of financial assets [line items]
Total financial assets			150.5
Jet fuel options | Total fair value
Disclosure of financial assets [line items]
Total Fair Value		14.1	150.5
Currency swap contract
Disclosure of financial assets [line items]
Total financial assets		3.6	4.6
Currency swap contract | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		3.6	4.6
Currency swap contract | Total fair value
Disclosure of financial assets [line items]
Total Fair Value		3.6	4.6
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	76.4	59.7	43.5
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 76.4	€ 59.7	€ 43.5